QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

We compute earnings per common share for each quarter independently of earnings per share for the year. The sum of the quarterly earnings per share may not equal the earnings per share for the year because of: (i) transactions affecting the weighted average number of shares outstanding in each quarter; and (ii) the uneven distribution of earnings during the year. Quarterly financial data (unaudited) were as follows (dollars in millions, except per share data):

2011	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,049.2	$1,032.0	$992.3	$1,051.1
Income before income taxes	$70.4	$71.8	$61.7	$102.3
Income tax expense (benefit)	25.0	25.4	(117.8)	37.9
Net income	$45.4	$46.4	$179.5	$64.4
Income per common share:
Basic:
Net income	$.18	$.18	$.73	$.27
Diluted:
Net income	$.16	$.16	$.61	$.23

2010	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,002.4	$953.2	$1,052.5	$1,075.8
Income before income taxes	$31.1	$31.6	$60.4	$101.8
Income tax expense (benefit)	11.3	11.5	21.8	(60.3)
Net income	$19.8	$20.1	$38.6	$162.1
Income per common share:
Basic:
Net income	$.08	$.08	$.15	$.65
Diluted:
Net income	$.08	$.08	$.14	$.54